Investments	12 Months Ended
Dec. 31, 2016
Investments disclosure
Investments disclsoure [Text Block]

3.                       INVESTMENTS

Fixed Maturities

The amortized cost and fair value of investments in fixed maturities classified as available for sale were as follows:

	Amortized	Gross Unrealized		Fair
(at December 31, 2016, in millions)	Cost	Gains	Losses	Value
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,031	$9	$5	$2,035
Obligations of states, municipalities and political subdivisions:
Local general obligation	13,955	271	182	14,044
Revenue	10,910	215	147	10,978
State general obligation	1,717	36	22	1,731
Pre-refunded	4,968	190	1	5,157
Total obligations of states, municipalities and political subdivisions	31,550	712	352	31,910

Debt securities issued by foreign governments	1,631	34	3	1,662
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,614	100	6	1,708
All other corporate bonds	22,737	508	138	23,107
Redeemable preferred stock	87	6	—	93
Total	$59,650	$1,369	$504	$60,515

	Amortized	Gross Unrealized		Fair
(at December 31, 2015, in millions)	Cost	Gains	Losses	Value
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$2,202	$8	$16	$2,194
Obligations of states, municipalities and political subdivisions:
Local general obligation	12,744	577	3	13,318
Revenue	9,492	472	4	9,960
State general obligation	1,978	97	2	2,073
Pre-refunded	5,813	247	—	6,060
Total obligations of states, municipalities and political subdivisions	30,027	1,393	9	31,411

Debt securities issued by foreign governments	1,829	45	1	1,873
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,863	124	6	1,981
All other corporate bonds	22,854	523	288	23,089
Redeemable preferred stock	103	7	—	110
Total	$58,878	$2,100	$320	$60,658

The amortized cost and fair value of fixed maturities by contractual maturity follow. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(at December 31, 2016, in millions)	Amortized Cost	Fair Value
Due in one year or less	$5,619	$5,677
Due after 1 year through 5 years	16,417	16,926
Due after 5 years through 10 years	14,258	14,449
Due after 10 years	21,742	21,755
	58,036	58,807
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	1,614	1,708
Total	$59,650	$60,515

Pre-refunded bonds of $5.16 billion and $6.06 billion at December 31, 2016 and 2015, respectively, were bonds for which states or municipalities have established irrevocable trusts, almost exclusively comprised of U.S. Treasury securities, which were created to satisfy their responsibility for payments of principal and interest.

The Company’s fixed maturity investment portfolio at December 31, 2016 and 2015 included $1.71 billion and $1.98 billion, respectively, of residential mortgage-backed securities, which include pass-through securities and collateralized mortgage obligations (CMOs).  Included in the totals at December 31, 2016 and 2015 were $563 million and $676 million, respectively, of GNMA, FNMA, FHLMC (excluding FHA project loans) and Canadian government guaranteed residential mortgage-backed pass-through securities classified as available for sale.  Also included in those totals were residential CMOs classified as available for sale with a fair value of $1.15 billion and $1.30 billion at December 31, 2016 and 2015, respectively. Approximately 51% and 48% of the Company’s CMO holdings at December 31, 2016 and 2015, respectively, were guaranteed by or fully collateralized by securities issued by GNMA, FNMA or FHLMC.  The average credit rating of the $566 million and $683 million of non-guaranteed CMO holdings at December 31, 2016 and 2015, respectively, was “Baa2” at both dates.  The average credit rating of all of the above securities was “Aa2” and “Aa3” at December 31, 2016 and 2015, respectively.

At December 31, 2016 and 2015, the Company held commercial mortgage-backed securities (CMBS, including FHA project loans) of $938 million and $865 million, respectively, which are included in “All other corporate bonds” in the tables above.  At December 31, 2016 and 2015, approximately $290 million and $303 million of these securities, respectively, or the loans backing such securities, contained guarantees by the U.S. government or a government-sponsored enterprise.  The average credit rating of the $648 million and $562 million of non-guaranteed securities at December 31, 2016 and 2015, respectively, was “Aaa” at both dates.  The CMBS portfolio is supported by loans that are diversified across economic sectors and geographical areas. The average credit rating of the CMBS portfolio was “Aaa” at both December 31, 2016 and 2015.

At December 31, 2016 and 2015, the Company had $286 million and $269 million, respectively, of securities on loan as part of a tri-party lending agreement.

Proceeds from sales of fixed maturities classified as available for sale were $1.42 billion, $1.95 billion and $1.05 billion in 2016, 2015 and 2014, respectively. Gross gains of $79 million, $95 million and $44 million and gross losses of $20 million, $14 million and $12 million were realized on those sales in 2016, 2015 and 2014, respectively.

At December 31, 2016 and 2015, the Company’s insurance subsidiaries had $4.56 billion and $4.68 billion, respectively, of securities on deposit at financial institutions in certain states pursuant to the respective states’ insurance regulatory requirements.  Funds deposited with third parties to be used as collateral to secure various liabilities on behalf of insureds, cedants and other creditors had a fair value of $35 million and $28 million at December 31, 2016 and 2015, respectively.  Other investments pledged as collateral securing outstanding letters of credit had a fair value of $3 million and $21 million at December 31, 2016 and 2015, respectively.  In addition, the Company utilized a Lloyd’s trust deposit at December 31, 2016 and 2015, whereby owned securities with a fair value of approximately $97 million and $140 million, respectively, held by an insurance subsidiary were pledged into a Lloyd’s trust account to support capital requirements for the Company’s operations at Lloyd’s.

Equity Securities

The cost and fair value of investments in equity securities were as follows:

		Gross Unrealized		Fair
(at December 31, 2016, in millions)	Cost	Gains	Losses	Value
Public common stock	$390	$216	$3	$603
Non-redeemable preferred stock	114	20	5	129
Total	$504	$236	$8	$732

		Gross Unrealized		Fair
(at December 31, 2015, in millions)	Cost	Gains	Losses	Value
Public common stock	$386	$164	$7	$543
Non-redeemable preferred stock	142	26	6	162
Total	$528	$190	$13	$705

Proceeds from sales of equity securities classified as available for sale were $92 million, $59 million and $158 million in 2016, 2015 and 2014, respectively.  Gross gains of $17 million, $16 million and $27 million and gross losses of $3 million, $10 million and $3 million were realized on those sales in 2016, 2015 and 2014, respectively.

Real Estate

The Company’s real estate investments include warehouses, office buildings and other commercial land and properties that are directly owned.  The Company negotiates commercial leases with individual tenants through unrelated, licensed real estate brokers. Negotiated terms and conditions include, among others, rental rates, length of lease period and improvements to the premises to be provided by the landlord.

Proceeds from the sale of real estate investments were $69 million, $31 million and $15 million in 2016, 2015 and 2014, respectively.  Gross gains of $7 million, $4 million and $6 million were realized on those sales in 2016, 2015 and 2014, respectively, and there were no gross losses.  Accumulated depreciation on real estate held for investment purposes was $332 million and $320 million at December 31, 2016 and 2015, respectively.

Future minimum rental income on operating leases relating to the Company’s real estate properties is expected to be $84 million, $74 million, $62 million, $46 million and $34 million for 2017, 2018, 2019, 2020 and 2021, respectively, and $45 million for 2022 and thereafter.

Short-term Securities

The Company’s short-term securities consist of Aaa-rated registered money market funds, U.S. Treasury securities, high-quality commercial paper (primarily A1/P1) and high-quality corporate securities purchased within a year to their maturity with a combined average of 80 days to maturity at December 31, 2016.  The amortized cost of these securities, which totaled $4.87 billion and $4.67 billion at December 31, 2016 and 2015, respectively, approximated their fair value.

Variable Interest Entities

Entities which do not have sufficient equity at risk to allow the entity to finance its activities without additional financial support or in which the equity investors, as a group, do not have the characteristic of a controlling financial interest are referred to as variable interest entities (VIE). A VIE is consolidated by the variable interest holder that is determined to have the controlling financial interest (primary beneficiary) as a result of having both the power to direct the activities of a VIE that most significantly impact the VIE’s economic performance and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE.  The Company determines whether it is the primary beneficiary of an entity subject to consolidation based on a qualitative assessment of the VIE’s capital structure, contractual terms, nature of the VIE’s operations and purpose and the Company’s relative exposure to the related risks of the VIE on the date it becomes initially involved in the VIE. The Company reassesses its VIE determination with respect to an entity on an ongoing basis.

The Company is a passive investor in limited partner equity interests issued by third party VIEs. These include certain of the Company’s investments in private equity limited partnerships, hedge funds and real estate partnerships where the Company is not related to the general partner. These investments are generally accounted for under the equity method and reported in the Company’s consolidated balance sheet as other investments unless the Company is deemed the primary beneficiary. These equity interests generally cannot be redeemed. Distributions from these investments are received by the Company as a result of liquidation of the underlying investments of the funds and/or as income distribution. The Company’s maximum exposure to loss with respect to these investments is limited to the investment carrying amounts reported in the Company’s consolidated balance sheet and any unfunded commitment. Neither the carrying amounts nor the unfunded commitments related to these VIEs are material.

Unrealized Investment Losses

The following tables summarize, for all investments in an unrealized loss position at December 31, 2016 and 2015, the aggregate fair value and gross unrealized loss by length of time those securities have been continuously in an unrealized loss position.  The fair value amounts reported in the tables are estimates that are prepared using the process described in note 4.  The Company also relies upon estimates of several factors in its review and evaluation of individual investments, using the process described in note 1, in determining whether such investments are other-than-temporarily impaired.

	Less than 12 months		12 months or longer		Total
(at December 31, 2016, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$1,124	$5	$—	$—	$1,124	$5
Obligations of states, municipalities and political subdivisions	9,781	352	12	—	9,793	352
Debt securities issued by foreign governments	360	3	—	—	360	3
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	528	5	43	1	571	6
All other corporate bonds	6,470	115	437	23	6,907	138
Redeemable preferred stock	—	—	—	—	—	—
Total fixed maturities	18,263	480	492	24	18,755	504

Equity securities
Public common stock	45	2	10	1	55	3
Non-redeemable preferred stock	2	—	59	5	61	5
Total equity securities	47	2	69	6	116	8
Total	$18,310	$482	$561	$30	$18,871	$512

	Less than 12 months		12 months or longer		Total
(at December 31, 2015, in millions)	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$1,820	$15	$28	$1	$1,848	$16
Obligations of states, municipalities and political subdivisions	928	7	142	2	1,070	9
Debt securities issued by foreign governments	172	1	—	—	172	1
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	473	4	57	2	530	6
All other corporate bonds	7,725	197	710	91	8,435	288
Redeemable preferred stock	8	—	—	—	8	—
Total fixed maturities	11,126	224	937	96	12,063	320

Equity securities
Public common stock	48	6	33	1	81	7
Non-redeemable preferred stock	47	3	38	3	85	6
Total equity securities	95	9	71	4	166	13
Total	$11,221	$233	$1,008	$100	$12,229	$333

The following table summarizes, for all fixed maturities and equity securities reported at fair value for which fair value is less than 80% of amortized cost at December 31, 2016, the gross unrealized investment loss by length of time those securities have continuously been in an unrealized loss position of greater than 20% of amortized cost:

	Period For Which Fair Value Is Less Than 80% of Amortized Cost
(in millions)	3 Months or Less	Greater Than 3 Months, 6 Months or Less	Greater Than 6 Months, 12 Months or Less	Greater Than 12 Months	Total
Fixed maturities
Mortgage-backed securities	$—	$—	$—	$—	$—
Other	1	—	—	2	3
Total fixed maturities	1	—	—	2	3
Equity securities	1	—	—	—	1
Total	$2	$—	$—	$2	$4

These unrealized losses at December 31, 2016 represented less than 1% of the combined fixed maturity and equity security portfolios on a pre-tax basis and less than 1% of shareholders’ equity on an after-tax basis.

Impairment Charges

Impairment charges included in net realized investment gains in the consolidated statement of income were as follows:

(for the year ended December 31, in millions)	2016	2015	2014
Fixed maturities
U.S. Treasury securities and obligations of U.S. government and government agencies and authorities	$—	$—	$—
Obligations of states, municipalities and political subdivisions	—	—	—
Debt securities issued by foreign governments	—	—	—
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	—	—	1
All other corporate bonds	15	13	15
Redeemable preferred stock	—	—	—
Total fixed maturities	15	13	16

Equity securities
Public common stock	9	37	9
Non-redeemable preferred stock	3	—	—
Total equity securities	12	37	9

Other investments	2	2	1
Total	$29	$52	$26

The following tables present the cumulative amount of and the changes during the year in credit losses on fixed maturities held at December 31, 2016 and 2015, that were recognized in the consolidated statement of income from other-than-temporary impairments (OTTI) and for which a portion of the OTTI was recognized in other comprehensive income (loss) in the consolidated balance sheet.

Year ended December 31, 2016 (in millions)	Cumulative OTTI Credit Losses Recognized for Securities Held, Beginning of Period	Additions for OTTI Securities Where No Credit Losses Were Previously Recognized	Additions for OTTI Securities Where Credit Losses Have Been Previously Recognized	Reductions Due to Sales/Defaults of Credit- Impaired Securities	Adjustments to Book Value of Credit- Impaired Securities due to Changes in Cash Flows	Cumulative OTTI Credit Losses Recognized for Securities Still Held, End of Period
Fixed maturities
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	$32	$—	$—	$—	$(1)	$31
All other corporate bonds	51	13	—	(7)	(3)	54
Total fixed maturities	$83	$13	$—	$(7)	$(4)	$85

Year ended December 31, 2015 (in millions)	Cumulative OTTI Credit Losses Recognized for Securities Held, Beginning of Period	Additions for OTTI Securities Where No Credit Losses Were Previously Recognized	Additions for OTTI Securities Where Credit Losses Have Been Previously Recognized	Reductions Due to Sales/Defaults of Credit- Impaired Securities	Adjustments to Book Value of Credit- Impaired Securities due to Changes in Cash Flows	Cumulative OTTI Credit Losses Recognized for Securities Still Held, End of Period
Fixed maturities
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities	$40	$—	$—	$(6)	$(2)	$32
All other corporate bonds	59	2	—	(4)	(6)	51
Total fixed maturities	$99	$2	$—	$(10)	$(8)	$83

Concentrations and Credit Quality

Concentrations of credit risk arise from exposure to counterparties that are engaged in similar activities and have similar economic characteristics that could cause their ability to meet contractual obligations to be similarly affected by changes in economic or other conditions.  The Company seeks to mitigate credit risk by actively monitoring the creditworthiness of counterparties, obtaining collateral as deemed appropriate and applying controls that include credit approvals, limits of credit exposure and other monitoring procedures.

At December 31, 2016, other than U.S. Treasury securities and obligations of U.S. government and government agencies and authorities, the Company was not exposed to any concentration of credit risk of a single issuer greater than 5% of the Company’s shareholders’ equity.  At December 31, 2015, other than U.S. Treasury securities, obligations of U.S. government and government agencies and authorities, and obligations of the Canadian government, the Company was not exposed to any concentration of credit risk of a single issuer greater than 5% of the Company’s shareholders’ equity.

Included in fixed maturities are below investment grade securities totaling $1.76 billion and $1.71 billion at December 31, 2016 and 2015, respectively. The Company defines its below investment grade securities as those securities rated below investment grade by external rating agencies, or the equivalent by the Company when a public rating does not exist.  Such securities include below investment grade bonds that are publicly traded and certain other privately issued bonds that are classified as below investment grade loans.

Net Investment Income

(for the year ended December 31, in millions)	2016	2015	2014
Gross investment income
Fixed maturities	$1,981	$2,091	$2,244
Equity securities	37	39	40
Short-term securities	29	12	9
Real estate investments	51	48	44
Other investments	242	230	489
Gross investment income	2,340	2,420	2,826
Investment expenses	38	41	39
Net investment income	$2,302	$2,379	$2,787

Changes in net unrealized gains on investment securities that are included as a separate component of other comprehensive income (loss) were as follows:

(at and for the year ended December 31, in millions)	2016	2015	2014
Changes in net unrealized investment gains
Fixed maturities	$(915)	$(893)	$913
Equity securities	51	(143)	63
Other investments	2	2	2
Change in net pre-tax unrealized gains on investment securities	(862)	(1,034)	978
Related tax expense (benefit)	(303)	(357)	334
Change in net unrealized gains on investment securities	(559)	(677)	644
Balance, beginning of year	1,289	1,966	1,322
Balance, end of year	$730	$1,289	$1,966

Derivative Financial Instruments

From time to time, the Company enters into U.S. Treasury note futures contracts to modify the effective duration of specific assets within the investment portfolio.  U.S. Treasury futures contracts require a daily mark-to-market and settlement with the broker.  At both December 31, 2016 and 2015, the Company had $400 million notional value of open U.S. Treasury futures contracts.  Net realized investment losses related to U.S. Treasury futures contracts in 2016, 2015 and 2014 were not significant.

The Company also sells a small amount of U.S. equity index put option contracts that are settled for cash upon their expiration or when they are rolled over.  Net realized investment losses related to these derivatives in 2016, 2015 and 2014 were not significant.